UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30,2006

Check here if Amendment [  x ]; Amendment Number: 1
This Amendment (Check only one.):    [ x ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   2-Aug-06

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          114

Form 13F Information Table Value Total:      $131,806

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2113  26156   SH       SOLE                  750                 25456
                                                               126   1560   SH       DEFINED  1                                 1560
AFLAC Inc.                     COM              001055102     3990  86081   SH       SOLE                 2130                 84376
                                                               132   2850   SH       DEFINED  1                                 2850
Abbott Laboratories            COM              002824100      231   5300   SH       SOLE                                       5300
                                                                44   1000   SH       DEFINED  1                                 1000
Alltel Corp                    COM              020039103     2644  41420   SH       SOLE                 1375                 40195
                                                                38    600   SH       DEFINED  1                                  600
American Express Co.           COM              025816109     2971  55826   SH       SOLE                 1730                 54421
                                                                82   1545   SH       DEFINED  1                                 1545
Amgen                          COM              031162100      215   3300   SH       SOLE                                       3300
                                                                16    250   SH       DEFINED  1                                  250
Amsouth Bancorporation         COM              032165102     1884  71220   SH       SOLE                 2900                 68720
                                                                65   2475   SH       DEFINED  1		                        2475
Auto Data Processing           COM              053015103     2196  48425   SH       SOLE                 1600                 46950
                                                                70   1550   SH       DEFINED  1                                 1550
Bank of America Corp.          COM              060505104     3936  81836   SH       SOLE                 2050                 79986
                                                              1538  31975   SH       DEFINED  1                                31975
Bear Stearns Cos. Inc.         COM              073902108     3196  22815   SH       SOLE                  800                 22090
                                                                56    400   SH       DEFINED  1                    	         400
Becton, Dickinson & Company    COM              075887109     1985  32470   SH       SOLE                 1425                 31245
                                                                37    600   SH       DEFINED  1                                  600
C.R. Bard Inc.                 COM              067383109     2406  32840   SH       SOLE                 1300                 31815
                                                                71    975   SH       DEFINED  1                                  975
Cisco Systems, Inc.            COM              17275R102      868  44465   SH       SOLE                 2025                 42440
                                                                 6    300   SH       DEFINED  1                                  300
Cohen Steers Realty Ishares    COM              464287564      484   5772   SH       SOLE                                       5772
                                                                23    280   SH       DEFINED  1             80                   200
Colgate Palmolive              COM              194162103      347   5800   SH       SOLE                                       5800
Danaher Corp.                  COM              235851102     3642  56629   SH       SOLE                 1675                 55104
                                                               135   2095   SH       DEFINED  1                                 2095
Disney (Walt) Holding Co.      COM              254687106     2364  78810   SH       SOLE                 2425                 76635
                                                               167   5580   SH       DEFINED  1                                 5580
Ecolab Inc.                    COM              278865100     2425  59747   SH       SOLE                 2475                 57497
                                                                48   1175   SH       DEFINED  1                                 1175
Electronic Arts, Inc.          COM              285512109     1018  23660   SH       SOLE                  900                 22860
                                                                32    750   SH       DEFINED  1                                  750
Emerson Electric Company       COM              291011104      264   3154   SH       SOLE                                       3154
Expeditor Intl, Wash           COM              302130109      157   2800   SH       SOLE                                       2800
                                                                50    900   SH       DEFINED  1                                  900
Exxon Mobil Corp.              COM              30231G102     4287  69881   SH       SOLE                 1100                 68981
                                                               516   8410   SH       DEFINED  1                                 8410
Federal Express Corporation    COM              31428X106     3063  26215   SH       SOLE                  600                 25665
                                                                38    325   SH       DEFINED  1                                  325
First Data                     COM              319963104     2370  52630   SH       SOLE                 1350                 51405
                                                                68   1500   SH       DEFINED  1                                 1500
Fiserv Inc.                    COM              337738108     2366  52150   SH       SOLE                 2200                 50300
                                                                66   1450   SH       DEFINED  1                                 1450
General Electric Co.           COM              369604103     3954 119971   SH       SOLE                 2800                117871
                                                               468  14195   SH       DEFINED  1                                14195
GlaxoSmithKline ADR            ADR              37733W105      687  12318   SH       SOLE                                      12318
                                                               172   3076   SH       DEFINED  1                                 3076
Goldman Sachs Natural Resource COM              464287374      879   8830   SH       SOLE                                       8830
                                                                57    575   SH       DEFINED  1                                  575
Hess Corporation               COM              42809h107      907  17160   SH       SOLE                 1995                 15465
                                                                60   1140   SH       DEFINED  1                                 1140
Home Depot                     COM              437076102     2308  64493   SH       SOLE                 1650                 63243
                                                                60   1670   SH       DEFINED  1                                 1670
Huntington Bancshares          COM              446150104      206   8719   SH       SOLE                                       8719
Intel Corp                     COM              458140100     1519  79970   SH       SOLE                 3075                 77170
                                                                73   3845   SH       DEFINED  1                                 3845
Johnson & Johnson              COM              478160104     1927  32160   SH       SOLE                 1100                 31135
                                                                72  12000   SH       DEFINED  1                                 1200
Johnson Controls Inc.          COM              478366107     2171  26406   SH       SOLE                 1200                 25506
                                                                53    650   SH       DEFINED  1                                  650
L 3 Communications Holdings, I COM              502424104     1683  22312   SH       SOLE                  850                 21562
                                                                40    525   SH       DEFINED  1                                  525
MSCI EAFE Ishares              COM              464287465     3239  49541   SH       SOLE                                      49541
                                                               209   3190   SH       DEFINED  1             90                  3100
MSCI Emerging Markets Ishares  COM              464287234     2181  23228   SH       SOLE                                      23228
                                                               113   1208   SH       DEFINED  1             33                  1175
Marriott Intl Inc New CL A     COM              571903202      305   8000   SH       SOLE                                       8000
McGraw-Hill Inc.               COM              580645109     3509  69866   SH       SOLE                 2325                 68141
                                                               146   2900   SH       DEFINED  1                                 2900
P P G Industries Inc.          COM              693506107     1869  28325   SH       SOLE                  925                 27400
                                                                51    775   SH       DEFINED  1                                  775
PepsiCo Inc.                   COM              713448108     2901  48326   SH       SOLE                 1795                 47051
                                                               464   7725   SH       DEFINED  1                                 7725
Pfizer Inc.                    COM              717081103      209   8890   SH       SOLE                                       8890
                                                               150   6395   SH       DEFINED  1                                 6395
Pitney-Bowes Inc.              COM              724479100      258   6250   SH       SOLE                                       6250
Procter & Gamble Co.           COM              742718109     2078  37383   SH       SOLE                  316                 37188
                                                               280   5037   SH       DEFINED  1                                 5037
Quest Diagnostics              COM              74834l100     3837  64040   SH       SOLE                 1825                 62765
                                                               141   2350   SH       DEFINED  1                                 2350
S&P Mid Cap 400 Ishares        COM              464287507     3712  48589   SH       SOLE                                      48589
                                                               195   2550   SH       DEFINED  1            150                  2400
S&P Small Cap 600 Ishares      COM              464287804     2496  40193   SH       SOLE                                      40193
                                                               108   1735   SH       DEFINED  1            135                  1600
Schlumberger Ltd.              COM              806857108     4280  65741   SH       SOLE                 2620                 63701
                                                               264   4050   SH       DEFINED  1                                 4050
Sigma Aldrich Corp.            COM              826552101     2496  34365   SH       SOLE                 1300                 33215
                                                                93   1280   SH       DEFINED  1                                 1280
Southern Company               COM              842587107     3279 102322   SH       SOLE                 2775                100222
                                                               411  12815   SH       DEFINED  1                                12815
Standard & Poor's 500 Dep. Rec COM              78462f103      734   5767   SH       SOLE                                       5767
                                                                21    165   SH       DEFINED  1            165
Streetracks Gold Trust         COM              863307104      223   3650   SH       SOLE                                       3650
Stryker Corp.                  COM              863667101     3970  94274   SH       SOLE                 2425                 92499
                                                                54   1275   SH       DEFINED  1                                 1275
Tortoise Energy Infrastructure COM              89147l100     2560  89290   SH       SOLE                 2550                 87340
                                                                76   2650   SH       DEFINED  1                                 2650
US BANCORP DEL COM NEW         COM              902973304      247   8000   SH       DEFINED  1                                 8000
United Healthcare Corp.        COM              91324p102     2331  52045   SH       SOLE                 1675                 50520
                                                                60   1350   SH       DEFINED  1                                 1350
United Technologies Corp.      COM              913017109     3315  52270   SH       SOLE                 1400                 51370
                                                               218   3430   SH       DEFINED  1                                 3430
Wachovia Corp New              COM              929903102      401   7412   SH       DEFINED  1                                 7412
Wal Mart Stores Inc.           COM              931142103     2643  54862   SH       SOLE                 1600                 53687
                                                               102   2125   SH       DEFINED  1                                 2125
Walgreen Company               COM              931422109     2122  47318   SH       SOLE                 2030                 46038
                                                               154   3430   SH       DEFINED  1                                 3430
Weyerhaeuser Co.               COM              962166104     1096  17610   SH       SOLE                  350                 17385
                                                                59    950   SH       DEFINED  1                                  950